UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 22483

Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge, 161 Washington Street, Suite 1650, Conshohocken, PA 19428

  (Address of principal executive offices)             (Zip code)

Corporate Filing Solutions LLC

1400 Peoples Plaza, Suite 104

Newark, DE 19702

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (484) 530-4300

Date of fiscal year end:  November 30

Date of reporting period:  July 1, 2011 - June 30, 2012

ITEM 1. PROXY VOTING RECORD: (see attached tables)

Item 1, Exhibit A contains the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2012 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Casey's General Stores, Inc.	CASY	147528103	Annual; 09/16/2011	A vote for election of the following nominees - Robert J. Myers; Diane C. Bridgewater	MGMT	Y	FOR	FOR
2	Casey's General Stores, Inc.	CASY	147528103	Annual; 09/16/2011	To ratify the appointment of KPMG LLP as the independent auditors of the company for the fiscal year ending April 30, 2012	MGMT	Y	FOR	FOR
3	Casey's General Stores, Inc.	CASY	147528103	Annual; 09/16/2011	To approve, on an advisory basis, the compensation of our named executive officers	MGMT	Y	FOR	FOR
4	Casey's General Stores, Inc.	CASY	147528103	Annual; 09/16/2011	To approve, on an advisory basis, the frequency of future advisory votes on compensation of our named executive officers	MGMT	Y	1 YEAR	1 YEAR
5	Darden Restaurants, Inc	DRI	654106103	Annual; 09/19/2011

To elect a full Board of 12 directors from the named director nominees: Leonard L. Berry; Odie C. Donald; Christopher J. Fraleigh; Victoria D. Harker; David H. Hughes; Charles A. Ledsinger, Jr.; William M. Lewis, Jr.;  Senator Connie Mack, III; Andrew H. Madsen; Clarence Otis, Jr.; Michael D. Rose; Maria A. Sastre

						MGMT	Y	FOR	FOR
6	Darden Restaurants, Inc	DRI	654106103	Annual; 09/19/2011	To approve the amended Darden Restaurants, Inc. Employee Stock Purchase Plan	MGMT	Y	FOR	FOR
7	Darden Restaurants, Inc	DRI	654106103	Annual; 09/19/2011	To approve an advisory resolution on executive compensation	MGMT	Y	FOR	FOR
8	Darden Restaurants, Inc	DRI	654106103	Annual; 09/19/2011	To provide an advisory vote on the frequency of future advisory votes on executive compensation	MGMT	Y	1 YEAR	1 YEAR
9	Darden Restaurants, Inc	DRI	654106103	Annual; 09/19/2011	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending May 27, 2012	MGMT	Y	FOR	FOR
10	Harris Corporation	HRS	413875105	Annual; 10/28/2011

A vote for election of the following nominees - Howard L. Lance; Thomas A. Dattilo; Terry D. Growcock; Lewis Hay III; Karen Katen; Stephen P. Kaufman; Leslie F. Kenne; David B. Rickard; James C. Stoffel; Gregory T. Swienton; Hansel E. Tookes II

						MGMT	Y	FOR	FOR
11	Harris Corporation	HRS	413875105	Annual; 10/28/2011	Advisory vote on executive compensation	MGMT	Y	FOR	FOR
12	Harris Corporation	HRS	413875105	Annual; 10/28/2011	Advisory vote on frequency of future advisory votes on executive compensation	MGMT	Y	1 YEAR	1 YEAR
13	Harris Corporation	HRS	413875105	Annual; 10/28/2011	Ratification of appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal year 2012	MGMT	Y	FOR	FOR
14	Harris Corporation	HRS	413875105	Annual; 10/28/2011	Shareholder proposal requesting approval of an amendment to our by-laws to require an independent Chairman of the Board.	MGMT	Y	AGAINST	AGAINST
15	UGI Corporation	UGI	902681105	Annual; 01/19/2012	A vote for election of the following nominees - S. D. Ban; L. R. Greenberg; M. O. Schlanger; A. Pol; E. E. Jones; J. L. Walsh; R. B. Vincent; M. S. Puccio; R. W. Gochnauer; F. S. Hermance	MGMT	Y	FOR	FOR
16	UGI Corporation	UGI	902681105	Annual; 01/19/2012	Proposal to approve resolution on executive compensation	MGMT	Y	FOR	FOR
17	UGI Corporation	UGI	902681105	Annual; 01/19/2012	Recommend the frequency of future advisory votes on executive compensation	MGMT	Y	1 YEAR	1 YEAR
18	UGI Corporation	UGI	902681105	Annual; 01/19/2012	Ratification of appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm	MGMT	Y	FOR	FOR
19	Family Dollar Stores, Inc.	FDO	307000109	Annual; 01/19/2012

A vote for election of the following nominees - Mark R. Bernstein; Pamela L. Davies; Sharon Allred Decker; Edward C. Dolby; Glenn A. Eisenberg; Edward P. Garden; Howard R. Levine; George R. Mahoney, Jr.; James G. Martin; Harvey Morgan; Dale C. Pond

						MGMT	Y	FOR	FOR
20	Family Dollar Stores, Inc.	FDO	307000109	Annual; 01/19/2012	Advisory vote on executive compensation	MGMT	Y	FOR	FOR
21	Family Dollar Stores, Inc.	FDO	307000109	Annual; 01/19/2012	Advisory vote on the frequency of future advisory votes on executive compensation	MGMT	Y	1 YEAR	1 YEAR
22	Family Dollar Stores, Inc.	FDO	307000109	Annual; 01/19/2012	Ratification of the selection of PricewaterhouseCoopers LLP as independent registered public accountants	MGMT	Y	FOR	FOR
23	Costco Wholesale Corporation	COST	22160K105	Annual; 01/26/12	A vote for election of the following nominees - James D. Sinegal; Jeffrey H. Brotman; Richard A. Galanti; Daniel J. Evans; Jeffrey S. Raikes	MGMT	Y	FOR	FOR
24	Costco Wholesale Corporation	COST	22160K105	Annual; 01/26/12	Ratification of selection of independent auditors	MGMT	Y	FOR	FOR
25	Costco Wholesale Corporation	COST	22160K105	Annual; 01/26/12	Amendment of Company's Fifth Restated Stock Incentive Plan	MGMT	Y	FOR	FOR
26	Costco Wholesale Corporation	COST	22160K105	Annual; 01/26/12	Approval, on an advisory basis, of executive compensation	MGMT	Y	FOR	FOR
27	Visa Inc.	V	92826C839	Annual; 01/31/12

A vote for election of the following nominees - Gary P. Coughlan; Mary B. Cranston; Francisco Javier Fernandez-Carbajal; Robert W. Matschullat; Cathy E. Minehan; Suzanne Nora Johnson; David J. Pang; Joseph W. Saunders; William S. Shanahan; John A. Swainson

						MGMT	Y	FOR	FOR
28	Visa Inc.	V	92826C839	Annual; 01/31/12	To approve, on an advisory basis, the compensation of the Company's named executive officers	MGMT	Y	FOR	FOR
29	Visa Inc.	V	92826C839	Annual; 01/31/12	To approve the Visa Inc. 2007 Equity Incentive Compensation Plan, as amended and restated	MGMT	Y	FOR	FOR
30	Visa Inc.	V	92826C839	Annual; 01/31/12	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2012	MGMT	Y	FOR	FOR
31	Intermational Business Machines Corporation	IBM	459200101	Annual; 04/24/12

A vote for election of the following nominees - A. J. P. Belda; W. R. Brody; K. I. Chenault; M. L. Eskew; D. N. Farr; S. A. Jackson; A. N. Liveris; W. J. McNerney, Jr.; J. W. Owens; S. J. Palmisano; V. M. Rometty; J. E. Spero

						MGMT	Y	FOR	FOR
32	Intermational Business Machines Corporation	IBM	459200101	Annual; 04/24/12	Ratification of appointment of independent registered public accounting firm	MGMT	Y	FOR	FOR
33	Intermational Business Machines Corporation	IBM	459200101	Annual; 04/24/12	Advisory vote on executive compensation	MGMT	Y	FOR	FOR
34	Intermational Business Machines Corporation	IBM	459200101	Annual; 04/24/12	Stockholder proposal on cumulative voting	SHAREHOLDER	Y	AGAINST	AGAINST
35	Intermational Business Machines Corporation	IBM	459200101	Annual; 04/24/12	Stockholder proposal to review political contributions - Trade Associations Policy	SHAREHOLDER	Y	AGAINST	AGAINST
36	Intermational Business Machines Corporation	IBM	459200101	Annual; 04/24/12	Stockholder proposal for disclosure of lobbying policies and practices	SHAREHOLDER	Y	AGAINST	AGAINST
37	Stryker Corporation	SYK	863667101	Annual; 04/24/12	A vote for election of the following nominees - Howard E. Cox, Jr.; S.M. Datar, PH.D.; Roch Doliveux, DVM; Louise L. Francesconi; Allan C. Golston; Howard L. Lance; William U. Parfet; Ronda E. Stryker	MGMT	Y	FOR	FOR
38	Stryker Corporation	SYK	863667101	Annual; 04/24/12	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2012	MGMT	Y	FOR	FOR
39	Stryker Corporation	SYK	863667101	Annual; 04/24/12	Approval of an amendment to the Company's restated articles of incorporation to implement a majority vote standard for uncontested elections of directors	MGMT	Y	FOR	FOR
40	Stryker Corporation	SYK	863667101	Annual; 04/24/12	Re-approval of the material terms of the performance goals under the executive bonus plan	MGMT	Y	FOR	FOR
41	Stryker Corporation	SYK	863667101	Annual; 04/24/12	Approval, in an advisory vote, of the company's named executive officer compensation	MGMT	Y	FOR	FOR
42	WW Grainger Inc.	GWW	384802104	Annual; 04/25/12

A vote for election of the following nominees - Brian P. Anderson; Wilbur H. Gantz; V. Ann Hailey; William K. Hall; Stuart L. Levenick; John W. McCarter, Jr.; Neil S. Novich; Michael J. Roberts; Gary L. Rogers; James T. Ryan; E. Scott Santi; James D. Slavik

						MGMT	Y	FOR	FOR
43	WW Grainger Inc.	GWW	384802104	Annual; 04/25/12	Proposal to ratify the appointment of Ernst & Young LLP as independent auditor for the year ending December 31, 2012	MGMT	Y	FOR	FOR
44	WW Grainger Inc.	GWW	384802104	Annual; 04/25/12	Say on Pay; Advisory proposal to approve compensation of the Company's named executive officers	MGMT	Y	FOR	FOR
45	Herbalife Ltd.	HLF	G4412G101	Annual; 04/26/12	A vote for election of the following nominees - Pedro Cardoso; Colombe M. Nicholas	MGMT	Y	FOR	FOR
46	Herbalife Ltd.	HLF	G4412G101	Annual; 04/26/12	Vote to advise as to the Company's executive compensation	MGMT	Y	AGAINST	FOR
47	Herbalife Ltd.	HLF	G4412G101	Annual; 04/26/12	Vote to ratify the appointment of the Company's independent registered public accountants for fiscal 2012	MGMT	Y	FOR	FOR
48	Lockheed Martin Corporation	LMT	539830109	Annual; 04/26/12

A vote for election of the following nominees - Nolan D. Archibald; Rosalind G. Brewer; David B. Burritt; James O. Ellis, Jr.; Thomas J. Falk; Gwendolyn S. King; James M. Loy; Douglas H. McCorkindale; Joseph W. Ralston; Anne Stevens; Robert J. Stevens

						MGMT	Y	FOR	FOR
49	Lockheed Martin Corporation	LMT	539830109	Annual; 04/26/12	Ratification of appointment of Ernst & Young LLP as independent auditors	MGMT	Y	FOR	FOR
50	Lockheed Martin Corporation	LMT	539830109	Annual; 04/26/12	Advisory vote to approve the compensation of our named executive officers	MGMT	Y	FOR	FOR
51	Lockheed Martin Corporation	LMT	539830109	Annual; 04/26/12	Adopt a policy that requires the Board Chairman to be an independent director	SHAREHOLDER	Y	AGAINST	AGAINST
52	Polaris Industries Inc.	PII	731068102	Annual; 04/26/12	A vote for election of the following nominees - Annette K. Clayton; Gregory R. Palen; John P. Wiehoff	MGMT	Y	FOR	FOR
53	Polaris Industries Inc.	PII	731068102	Annual; 04/26/12	Ratification of the selection of Ernst & Young LLP as the independent registered public accounting firm for 2012	MGMT	Y	FOR	FOR
54	Polaris Industries Inc.	PII	731068102	Annual; 04/26/12	Advisory vote to approve the compensation of our named executive officers	MGMT	Y	FOR	FOR
55	Abbott Laboratories	ABT	002824100	Annual; 04/27/12

A vote for election of the following nominees - R. J. Alpern; R. S. Austin; S. E. Blount; W. J. Farrell; E. M. Liddy; N. McKinstry; P. N. Novakovic; W. A. Osborn; S. C. Scott III; G. F. Tilton; M. D. White

						MGMT	Y	FOR	FOR
56	Abbott Laboratories	ABT	002824100	Annual; 04/27/12	Ratification of Deloitte & Touche LLP as auditors	MGMT	Y	FOR	FOR
57	Abbott Laboratories	ABT	002824100	Annual; 04/27/12	Say on Pay - an advisory vote to approve executive compensation	MGMT	Y	FOR	FOR
58	Abbott Laboratories	ABT	002824100	Annual; 04/27/12	Shareholder proposal - tansparency in animal research	SHAREHOLDER	Y	AGAINST	AGAINST
59	Abbott Laboratories	ABT	002824100	Annual; 04/27/12	Shareholder proposal - lobbying disclosure	SHAREHOLDER	Y	AGAINST	AGAINST
60	Abbott Laboratories	ABT	002824100	Annual; 04/27/12	Shareholder proposal - independent board chair	SHAREHOLDER	Y	AGAINST	AGAINST
61	Abbott Laboratories	ABT	002824100	Annual; 04/27/12	Shareholder proposal - tax gross-ups	SHAREHOLDER	Y	AGAINST	AGAINST
62	Abbott Laboratories	ABT	002824100	Annual; 04/27/12	Shareholder proposal - equity retention and hedging	SHAREHOLDER	Y	AGAINST	AGAINST
63	Abbott Laboratories	ABT	002824100	Annual; 04/27/12	Shareholder proposal - incentive compensation	SHAREHOLDER	Y	AGAINST	AGAINST
64	Abbott Laboratories	ABT	002824100	Annual; 04/27/12	Shareholder proposal - ban accelerated vesting of awards upon a change in control	SHAREHOLDER	Y	AGAINST	AGAINST
65	Church & Dwight Co. Inc.	CHD	171340102	Annual; 05/03/12	A vote for election of the following nominees - T. Rosie Albright; Ravichandra K. Saligram; Robert K. Shearer	MGMT	Y	FOR	FOR
66	Church & Dwight Co. Inc.	CHD	171340102	Annual; 05/03/12	Approval of our amended and restated annual incentive plan	MGMT	Y	FOR	FOR
67	Church & Dwight Co. Inc.	CHD	171340102	Annual; 05/03/12	Advisory vote to approve compensation of our named executive officers	MGMT	Y	FOR	FOR
68	Church & Dwight Co. Inc.	CHD	171340102	Annual; 05/03/12	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for 2012	MGMT	Y	FOR	FOR
69	Ecolab Inc.	ECL	278865100	Annual; 05/03/12	A vote for election of the following nominees - Leslie S. Biller; Jerry A. Grundhofer; Michael Larson; Victoria J. Reich; John J. Zillmer	MGMT	Y	FOR	FOR
70	Ecolab Inc.	ECL	278865100	Annual; 05/03/12	Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for the current year ending December 31, 2012	MGMT	Y	FOR	FOR
71	Ecolab Inc.	ECL	278865100	Annual; 05/03/12	Approve amendments to the Ecolab Inc. restated Certificate of Incorporation to eliminate super-majority voting	MGMT	Y	FOR	FOR
72	Ecolab Inc.	ECL	278865100	Annual; 05/03/12	Advisory vote to approve the compensation of executives disclosed in the proxy statement	MGMT	Y	FOR	FOR
73	Ecolab Inc.	ECL	278865100	Annual; 05/03/12	Stockholder proposal requesting the Board of Directors to provie an annual advisory vote on electioneering, political contributions and communication expenditures	SHAREHOLDER	Y	AGAINST	AGAINST
74	Ecolab Inc.	ECL	278865100	Annual; 05/03/12	Stockholder proposal requesting the Board of Directors to adopt a rule to redeem any current or future stockholder rights plan unless such plan is submitted to a stockholder vote within 12 months	SHAREHOLDER	Y	AGAINST	AGAINST
75	Wisconsin Energy Corporation	WEC	976657106	Annual; 05/03/12

A vote for election of the following nominees - John F. Berstrom; Barbara L. Bowles; Patricia W. Chadwick; Robert A. Cornog; Curt S. Culver; Thomas J. Fischer; Gale E. Klappa; Ulice Payne, Jr.; Mary Ellen Stanek

						MGMT	Y	FOR	FOR
76	Wisconsin Energy Corporation	WEC	976657106	Annual; 05/03/12	Approval of amendments to Wisconsin Energy Corporation's restated articles of incorporation to implement a majority voting standard for the election of directors in non-contested elections	MGMT	Y	FOR	FOR
77	Wisconsin Energy Corporation	WEC	976657106	Annual; 05/03/12	Approval of amendments to Wisconsin Energy Corporation's bylaws to implement a majority voting standard for the election of directors iin non-contested elections.	MGMT	Y	FOR	FOR
78	Wisconsin Energy Corporation	WEC	976657106	Annual; 05/03/12	Ratification of Deloitte & Touche LLP as independent auditors for 2012	MGMT	Y	FOR	FOR
79	Wisconsin Energy Corporation	WEC	976657106	Annual; 05/03/12	Advisory vote to approve compensation of the named executive officers	MGMT	Y	FOR	FOR
80	Occidental Petroleum Corporation	OXY	674599105	Annual; 05/04/12

A vote for election of the following nominees - Spencer Abraham; Howard I. Atkins; Stephen I. Chazen; Edward P. Djerejian; John E. Feick; Margaret M. Foran; Carlos M. Gutierrez; Ray R. Irani; Avedick B. Poladian; Aziz D. Syriani; Rosemary Tomich

						MGMT	Y	FOR	FOR
81	Occidental Petroleum Corporation	OXY	674599105	Annual; 05/04/12	Advisory vote approving executive compensation	MGMT	Y	AGAINST	FOR
82	Occidental Petroleum Corporation	OXY	674599105	Annual; 05/04/12	Ratification of selection of KPMG as independent auditors	MGMT	Y	FOR	FOR
83	Occidental Petroleum Corporation	OXY	674599105	Annual; 05/04/12	Required nomination of director with environmental expertise	MGMT	Y	AGAINST	AGAINST
84	Cummins Inc.	CMI	231021106	Annual; 05/08/12

A vote for election of the following nominees - N. Thomas Linebarger; William I. Miller; Alexis M. Herman; Georgia R. Nelson; Carl Ware; Robert K. Herdman; Robert J. Bernhard; Dr. Franklin R. Chang Diaz; Stephen B. Dobbs

						MGMT	Y	FOR	FOR
85	Cummins Inc.	CMI	231021106	Annual; 05/08/12	Advisory vote to approve the compensation of the named executive officers as disclosed in the proxy statement	MGMT	Y	FOR	FOR
86	Cummins Inc.	CMI	231021106	Annual; 05/08/12	Proposal to ratify the appointment of PricewaterhouseCoopers LLP as auditors for 2012	MGMT	Y	FOR	FOR
87	Cummins Inc.	CMI	231021106	Annual; 05/08/12	Proposal to approve the Cummins Inc. 2012 Omnibus Incentive Plan	MGMT	Y	FOR	FOR
88	Cummins Inc.	CMI	231021106	Annual; 05/08/12	Proposal to approve the Cummins Inc. Employee Stock Purchase Plan	MGMT	Y	FOR	FOR
89	Cummins Inc.	CMI	231021106	Annual; 05/08/12	Proposal to amend Cummins Inc.'s by-laws to allow shareholders who have 25% net long position in the common stock to call special shareholder meetings	MGMT	Y	FOR	FOR
90	Albermarle Corporation	ALB	012653101	Annual; 05/09/12

A vote for election of the following nominees - Jim W. Nokes; William H. Hernandez; R. William Ide, III; Luther C. Kissam; Joseph M. Mahady; Barry W. Perry; John Sherman, Jr.; Harriett Tee Taggart; Anne Marie Whittemore

						MGMT	Y	FOR	FOR
91	Albermarle Corporation	ALB	012653101	Annual; 05/09/12	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2012	MGMT	Y	FOR	FOR
92	Albermarle Corporation	ALB	012653101	Annual; 05/09/12	Ratification of the advisory resolution to approve the Company's compensation for our named executive officers	MGMT	Y	FOR	FOR
93	Conocophillips	COP	20825C104	Annual: 05/09/12

A vote for election of the following nominees - Richard L. Armitage; Richard H. Auchinleck; James E. Copeland, Jr.; Kenneth M. Duberstein; Ruth R. Harkin; Ryan M. Lance; Mohd H. Marican; Harold W. McGraw III; James J. Mulva; Robert A. Niblock; Harald J. Norvik; William K. Reilly; Victoria J. Tschinkel; Kathryn C. Turner; William E. Wade, Jr.

						MGMT	Y	FOR	FOR
94	Conocophillips	COP	20825C104	Annual: 05/09/12	Proposal to ratify appointment of Ernst & Young LLP as ConocoPhillips' independent registered public accounting firm for 2012	MGMT	Y	FOR	FOR
95	Conocophillips	COP	20825C104	Annual: 05/09/12	Advisory approval of executive compensation	MGMT	Y	FOR	FOR
96	Conocophillips	COP	20825C104	Annual: 05/09/12	Company environmental policy (Louisiana Wetlands)	SHAREHOLDER	Y	AGAINST	AGAINST
97	Conocophillips	COP	20825C104	Annual: 05/09/12	Accident risk mitigation	SHAREHOLDER	Y	AGAINST	AGAINST
98	Conocophillips	COP	20825C104	Annual: 05/09/12	Report on Grassroots Lobbying expenditures	SHAREHOLDER	Y	AGAINST	AGAINST
99	Conocophillips	COP	20825C104	Annual: 05/09/12	Greenhouse Gas reduction targets	SHAREHOLDER	Y	AGAINST	AGAINST
100	Conocophillips	COP	20825C104	Annual: 05/09/12	Gender expression non-discrimination	SHAREHOLDER	Y	AGAINST	AGAINST
101	CSX Corporation	CSX	126408103	Annual; 05/09/12

A vote for election of the following nominees - D. M. Alvarado; J. B. Breaux; P. L. Carter; S. T. Halverson; E. J. Kelly, III; G. H. Lamphere; J. D. McPherson; T. T. O'Toole; D. M. Ratcliffe; D. J. Shepard; M. J. Ward; J. C. Watts, Jr.; J. S. Whisler

						MGMT	Y	FOR	FOR
102	CSX Corporation	CSX	126408103	Annual; 05/09/12	The ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm for 2012	MGMT	Y	FOR	FOR
103	CSX Corporation	CSX	126408103	Annual; 05/09/12	To consider an advisory resolution to approve compensation for the company's named executive officers	MGMT	Y	FOR	FOR
104	Enbridge Inc.	ENB	29250N105	Annual; 05/09/12

A vote for election of the following nominees - David A. Arledge; James J. Blanchard; J. Lorne Braithwaite; Patrick D. Daniel; J. Herb England; Charles W. Fischer; V. Maureen Kempston Darkes; David A. Leslie; Al Monaco; George K. Petty; Charles E. Shultz; Dan C. Tutcher

						MGMT	Y	FOR	FOR
105	Enbridge Inc.	ENB	29250N105	Annual; 05/09/12	Appointment of PricewaterhouseCoopers LLP as auditors	MGMT	Y	FOR	FOR
106	Enbridge Inc.	ENB	29250N105	Annual; 05/09/12	Approach to executive compensation	MGMT	Y	FOR	FOR
107	Enbridge Inc.	ENB	29250N105	Annual; 05/09/12	Shareholder proposal	SHAREHOLDER	Y	AGAINST	AGAINST
108	Philip Morris International Inc.	PM	718172109	Annual; 05/09/12

A vote for election of the following nominees - Harold Brown; Mathis Cabiallavetta; Louis C. Camilleri; J. Dudley Fishburn; Jennifer Li; Graham Mackay; Sergio Marchionne; Kalpana Morparia; Lucio A. Noto; Robert B. Polet; Carlos Slim Helu; Stephen M. Wolf

						MGMT	Y	FOR	FOR
109	Philip Morris International Inc.	PM	718172109	Annual; 05/09/12	Ratification of the selection of independent auditors	MGMT	Y	FOR	FOR
110	Philip Morris International Inc.	PM	718172109	Annual; 05/09/12	Advisory resolution to approve executive compensation	MGMT	Y	FOR	FOR
111	Philip Morris International Inc.	PM	718172109	Annual; 05/09/12	Approval of the Philip Morris International Inc. 2012 performance incentive plan	MGMT	Y	FOR	FOR
112	Philip Morris International Inc.	PM	718172109	Annual; 05/09/12	Stockholder proposal 1 - independent board chair	SHAREHOLDER	Y	AGAINST	AGAINST
113	Philip Morris International Inc.	PM	718172109	Annual; 05/09/12	Stockholder proposal 2 - create an independent Ethics Committee	SHAREHOLDER	Y	AGAINST	AGAINST
114	CVS Caremark Corporation	CVS	126650100	Annual; 05/10/12

A vote for election of the following nominees - C. David Brown II; David W. Dorman; Anne M. Finucane; Kristen Gibney Williams; Marian L. Heard; Larry J. Merlo; Jean-Pierre Millon; C.A. Lance Piccolo; Richard J. Swift; Tony L. White

						MGMT	Y	FOR	FOR
115	CVS Caremark Corporation	CVS	126650100	Annual; 05/10/12	Proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the 2012 fiscal year	MGMT	Y	FOR	FOR
116	CVS Caremark Corporation	CVS	126650100	Annual; 05/10/12	Proposal to approve the Company's executive compensation as disclosed in the proxy statement	MGMT	Y	FOR	FOR
117	CVS Caremark Corporation	CVS	126650100	Annual; 05/10/12	Management proposal regarding stockholder action by written consent	MGMT	Y	FOR	FOR
118	CVS Caremark Corporation	CVS	126650100	Annual; 05/10/12	Stockholder proposal regarding political contributions and expenditures	SHAREHOLDER	Y	AGAINST	AGAINST
119	Ross Stores Inc.	ROST	778296103	Annual; 05/16/12	A vote for election of the following nominees - Michael Balmuth; K. Gunnar Bjorklund; Sharon D. Garrett	MGMT	Y	FOR	FOR
120	Ross Stores Inc.	ROST	778296103	Annual; 05/16/12	Advisory vote to approve the resolution on the compensation of the named executive officers	MGMT	Y	FOR	FOR
121	Ross Stores Inc.	ROST	778296103	Annual; 05/16/12	To ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending February 2, 2013	MGMT	Y	FOR	FOR
122	Ross Stores Inc.	ROST	778296103	Annual; 05/16/12	Stockholder proposal by the Sheet Metal Workers' National Pension Fund, if properly presented at the meeting	SHAREHOLDER	Y	AGAINST	AGAINST
123	Intel Corporation	INTC	458140100	Annual; 05/17/12

A vote for election of the following nominees - Charlene Barshefsky; Andy D. Bryant; Susan L. Decker; John J. Donahoe; Reed E. Hundt; Paul S. Otellini; James D. Plummer; David S. Pottruck; Frank D. Yeary; David B. Yoffie

						MGMT	Y	FOR	FOR
124	Intel Corporation	INTC	458140100	Annual; 05/17/12	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year	MGMT	Y	FOR	FOR
125	Intel Corporation	INTC	458140100	Annual; 05/17/12	Advisory vote to approve executive compensation	MGMT	Y	FOR	FOR
126	Intel Corporation	INTC	458140100	Annual; 05/17/12	Stockholder proposal: Whether to hold an advisory vote on political contributions	SHAREHOLDER	Y	AGAINST	AGAINST
127	The Williams Companies Inc.	WMB	969457100	Annual; 05/17/12

A vote for election of the following nominees - Alan S. Armstrong; Joseph R. Cleveland; Irl F. Engelhardt; John A. Hagg; Juanita H. Hinshaw; Frank T. MacInnis; Steven W. Nance; Murray D. Smith; Janice D. Stoney; Laura A. Sugg

						MGMT	Y	FOR	FOR
128	The Williams Companies Inc.	WMB	969457100	Annual; 05/17/12	Ratification of Ernst & Young LLP as auditors for 2012	MGMT	Y	FOR	FOR
129	The Williams Companies Inc.	WMB	969457100	Annual; 05/17/12	Approval, by nonbinding advisory vote, of the company's executive compensation	MGMT	Y	FOR	FOR
130	Nu Skin Enterprises Inc.	NUS	67018T105	Annual; 05/21/12	A vote for election of the following nominees - Nevin N. Andersen; Daniel W. Campbell; M. Truman Hunt; Andrew D. Lipman; Steven J. Lund; Patricia A. Negron; Neil H. Offen; Thomas R. Pisano	MGMT	Y	FOR	FOR
131	Nu Skin Enterprises Inc.	NUS	67018T105	Annual; 05/21/12	Advisory vote as to the Company's executive compensation	MGMT	Y	FOR	FOR
132	Nu Skin Enterprises Inc.	NUS	67018T105	Annual; 05/21/12	Ratification of the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2012	MGMT	Y	FOR	FOR
133	Oneok Inc.	OKE	682680103	Annual; 05/23/12

A vote for election of the following nominees - James C. Day; Julie H. Edwards; William L. Ford; John W. Gibson; Bert H. Mackie; Steven J. Malcolm; Jim W. Mogg; Pattye L. Moore; Gary D. Parker; Eduardo A. Rodriguez; Gerald B. Smith; David J. Tippeconnic

						MGMT	Y	FOR	FOR
134	Oneok Inc.	OKE	682680103	Annual; 05/23/12	Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc. for the year ending December 31, 2012	MGMT	Y	FOR	FOR
135	Oneok Inc.	OKE	682680103	Annual; 05/23/12	A proposal to approve additional shares for issuance under the ONEOK, Inc. Employee Stock Award Program	MGMT	Y	FOR	FOR
136	Oneok Inc.	OKE	682680103	Annual; 05/23/12	A proposal to amend and restate the ONEOK, Inc. Employee Stock Purchase Plan to increase the number of shares authorized for issuance under the Plan	MGMT	Y	FOR	FOR
137	Oneok Inc.	OKE	682680103	Annual; 05/23/12	A proposal to amend the ONEOK, Inc. Certificate of Incorporation to increase the number of authorized shares of common stock	MGMT	Y	FOR	FOR
138	Oneok Inc.	OKE	682680103	Annual; 05/23/12	Advisory vote to approve the Company's executive compensation	MGMT	Y	FOR	FOR
139	McDonalds Corporation	MCD	580135101	Annual; 05/24/12	A vote for election of Directors: (5 nominees)	MGMT	Y	FOR	FOR
140	McDonalds Corporation	MCD	580135101	Annual; 05/24/12	Advisory vote to approve executive compensation	MGMT	Y	FOR	FOR
141	McDonalds Corporation	MCD	580135101	Annual; 05/24/12	Approval of the 2012 Omnibus Stock Ownership Plan	MGMT	Y	FOR	FOR
142	McDonalds Corporation	MCD	580135101	Annual; 05/24/12	Approval of declassification of the Board of Directors	MGMT	Y	FOR	FOR
143	McDonalds Corporation	MCD	580135101	Annual; 05/24/12	Approval of shareholders' right to call special meetings	MGMT	Y	FOR	FOR
144	McDonalds Corporation	MCD	580135101	Annual; 05/24/12	Advisory vote to approve the appointment of Ernst & Young LLP as independent auditor for 2012	MGMT	Y	FOR	FOR
145	McDonalds Corporation	MCD	580135101	Annual; 05/24/12	Advisory vote on a shareholder proposal requesting a nutrition report	SHAREHOLDER	Y	AGAINST	AGAINST
146	Chevron Corporation	CVX	166764100	Annual; 05/30/12	A vote for election of the following nominees - L. F. Deily; R. E. Denham; C. Hagel; E. Hernandez; G. L. Kirkland; C. W. Moorman; K. W. Sharer; J. G. Stumpf; R. D. Sugar; C. Ware; J. S. Watson	MGMT	Y	FOR	FOR
147	Chevron Corporation	CVX	166764100	Annual; 05/30/12	Ratification of appointment of independent registered public accounting firm	MGMT	Y	FOR	FOR
148	Chevron Corporation	CVX	166764100	Annual; 05/30/12	Advisory vote to approve named executive officer compensation	MGMT	Y	FOR	FOR
149	Chevron Corporation	CVX	166764100	Annual; 05/30/12	Exclusive forum provisions	SHAREHOLDER	Y	AGAINST	AGAINST
150	Chevron Corporation	CVX	166764100	Annual; 05/30/12	Independent chairman	SHAREHOLDER	Y	AGAINST	AGAINST
151	Chevron Corporation	CVX	166764100	Annual; 05/30/12	Lobbying disclosure	SHAREHOLDER	Y	AGAINST	AGAINST
152	Chevron Corporation	CVX	166764100	Annual; 05/30/12	Country selection guidelines	SHAREHOLDER	Y	AGAINST	AGAINST
153	Chevron Corporation	CVX	166764100	Annual; 05/30/12	Hydraulic fracturing	SHAREHOLDER	Y	AGAINST	AGAINST
154	Chevron Corporation	CVX	166764100	Annual; 05/30/12	Accident risk oversight	SHAREHOLDER	Y	AGAINST	AGAINST
155	Chevron Corporation	CVX	166764100	Annual; 05/30/12	Special meetings	SHAREHOLDER	Y	AGAINST	AGAINST
156	Chevron Corporation	CVX	166764100	Annual; 05/30/12	Independent director with environmental expertise	SHAREHOLDER	Y	AGAINST	AGAINST
157	Omega Healthcare Investors	OHI	681936100	Annual; 06/07/12	A vote for election of the following nominees - Thomas F. Franke; Bernard J. Korman	MGMT	Y	FOR	FOR
158	Omega Healthcare Investors	OHI	681936100	Annual; 06/07/12	Ratification of independent auditors Ernst & Young LLP	MGMT	Y	FOR	FOR
159	Omega Healthcare Investors	OHI	681936100	Annual; 06/07/12	Advisory vote to approve executive compensation	MGMT	Y	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          Copeland Trust

By (Signature and Title)         /s/Eric C. Brown

         Eric C. Brown, President and Principal Executive Officer

Date August 28, 2012